CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 13,291,063	$ 40,097,545
Short-term investments	20,682,480	20,631,910
Accounts receivable	1,452,864	1,993,962
Amount due from a related party		356,090
Other receivables	5,149,844	6,921,738
Advances to suppliers and prepaid expenses	6,297,463	2,138,815
Merchandise inventories	27,349,540	31,286,353
Deferred tax assets-current portion		323,911
Total current assets	74,223,254	103,750,324
Property and equipment, net	46,528,057	43,236,593
Prepaid land use right	6,125,104	6,234,620
Intangible assets, net	1,263,644	1,450,220
Other non-current assets	249,903	833,427
TOTAL ASSETS	128,389,962	155,505,184
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of 4,886,576 and 3,101,935 as of December 31, 2011 and 2012, respectively)	19,063,827	23,867,229
Advances from customers (including advances from customers of the consolidated VIEs without recourse to Mecox Lane Limited of 1,790,998 and 1,345,714 as of December 31, 2011 and 2012, respectively)	4,570,595	4,723,687
Amount due to a related party	547,478
Accrued expenses (including accrued expenses of the consolidated VIEs without recourse to Mecox Lane Limited of 5,378,698 and 281,152 as of December 31, 2011 and 2012, respectively)	5,153,056	8,725,738
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of 4,142,652 and 1,955,777 as of December 31, 2011 and 2012, respectively)	7,358,589	5,694,457
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Mecox Lane Limited of 107,032 and 34,718 as of December 31, 2011 and 2012, respectively)	1,779,978	1,793,016
Total current liabilities	38,473,523	44,804,127
Commitments and contingencies (Note 16)
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227and 403,790,426 shares outstanding as of December 31, 2011 and December 31, 2012)	40,873	40,519
Additional paid-in capital	165,934,265	163,806,117
Treasury stock (at cost)	(572,168)
Accumulated deficit	(82,811,023)	(60,415,020)
Accumulated other comprehensive income	6,292,753	6,201,555
Statutory reserve	931,739	967,886
Total Mecox Lane Limited equity	89,816,439	110,601,057
Noncontrolling interests	100,000	100,000
Total equity	89,916,439	110,701,057
TOTAL LIABILITIES,AND EQUITY	$ 128,389,962	$ 155,505,184